Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Balance - beginning of period	$ 942	$ 988
Balance - end of period	1,100	942	$ 988
Cost
Right-of-use assets
Balance - beginning of period	1,543	1,487	1,043
Additions through business combinations	8	4	263
Additions - separately acquired	444	235	245
Disposals and other movements	(130)	(104)	(23)
Exchange adjustments	18	(79)	(41)
Balance - end of period	1,883	1,543	1,487
Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(601)	(499)	(377)
Depreciation charge for the year	275	246	235
Impairment charge	14	2
Disposals and other movements	116	114	96
Exchange adjustments	(9)	32	17
Balance - end of period	(783)	(601)	(499)
Land and buildings
Right-of-use assets
Balance - beginning of period	771	807
Balance - end of period	803	771	807
Land and buildings | Cost
Right-of-use assets
Balance - beginning of period	1,182	1,133	735
Additions through business combinations	8	4	255
Additions - separately acquired	220	140	145
Disposals and other movements	(71)	(33)	25
Exchange adjustments	13	(62)	(27)
Balance - end of period	1,352	1,182	1,133
Land and buildings | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(411)	(326)	(247)
Depreciation charge for the year	170	160	144
Impairment charge	14	2
Disposals and other movements	53	54	54
Exchange adjustments	(7)	23	11
Balance - end of period	(549)	(411)	(326)
Motor vehicles
Right-of-use assets
Balance - beginning of period	153	167
Balance - end of period	280	153	167
Motor vehicles | Cost
Right-of-use assets
Balance - beginning of period	329	321	272
Additions through business combinations			8
Additions - separately acquired	219	81	98
Disposals and other movements	(57)	(58)	(44)
Exchange adjustments	4	(15)	(13)
Balance - end of period	495	329	321
Motor vehicles | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(176)	(154)	(117)
Depreciation charge for the year	98	80	85
Disposals and other movements	61	50	42
Exchange adjustments	(2)	8	6
Balance - end of period	(215)	(176)	(154)
Other assets
Right-of-use assets
Balance - beginning of period	18	14
Balance - end of period	17	18	14
Other assets | Cost
Right-of-use assets
Balance - beginning of period	32	33	36
Additions - separately acquired	5	14	2
Disposals and other movements	(2)	(13)	(4)
Exchange adjustments	1	(2)	(1)
Balance - end of period	36	32	33
Other assets | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(14)	(19)	(13)
Depreciation charge for the year	7	6	6
Disposals and other movements	2	10
Exchange adjustments		1
Balance - end of period	$ (19)	$ (14)	$ (19)